Summary of significant accounting practices	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Summary of significant accounting practices

4.	Summary of significant accounting practices

4.1.	Consolidation

The Company consolidates all entities over which it has control, control is obtained when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to direct the relevant activities of the investee.

It is usually assumed that a majority of voting rights results in control. To support this assumption, and when the Company holds less than a majority of the voting rights of an investee, the Company considers all relevant facts and circumstances when assessing if it has power over an investee. The Company reassesses if it has control of an investee if facts and circumstances indicate changes in one or more elements of control listed above.

The consolidation of a subsidiary starts when the Company obtains control over the subsidiary. It ends when the Company loses control over the subsidiary. The change in equity interest in a subsidiary, without losing control, is accounted for as an equity transaction.

Accounting practices were uniformly applied to all consolidated companies, consistent with those used by the parent company and adopted in the previous year. All transactions and balances between GOL and its subsidiaries were eliminated in the consolidation, as well as the unrealized profits or losses from these transactions, including charges and taxes. The income (expenses) and each component of other comprehensive income (expenses) are attributed to both the shareholders of the parent company and to the non-controlling shareholders, even if doing so results in a loss to non-controlling shareholders.

4.2.	Cash and cash equivalents

The Company classifies in this group the balances of cash, automatic bank deposits, financial investments, and securities with immediate liquidity, which, according to analyzes, are readily convertible into a known amount of cash with an insignificant risk of change in value. Financial investments classified in this group, due to their very nature, are measured at fair value through income (expenses) and will be used by the Company in a short period of time.

4.3.	Financial investments

In the presentation and measurement of financial assets, the Company considers the provisions of IFRS 9 - “Financial Instruments”, which establishes that financial assets must be initially measured at fair value less costs directly linked to their acquisition. In turn, the subsequent measurement is divided into two categories:

4.3.1.	Amortized cost

Financial investments are measured at amortized cost when both of the following conditions are met:

•	the Company plans to hold the financial asset to collect the contractual cash flows; and
•	the contractual cash flows represent only the payments of interest and principal (“SPPI”).

4.3.2.	Fair value

Financial investments measured at fair value are divided into two categories:

•	through comprehensive income (expenses): this category is applicable when both of the following conditions are met: (i) the Company plans to hold the financial asset to collect the contractual cash flows and sell the asset; and (ii) the contractual cash flows represent SPPI;

•	through profit or loss: considered a residual category, that is, if the Company does not plan to hold the financial asset to collect the contractual cash flows and/or sell the asset, it must be measured at fair value through profit or loss. The Company may also choose, upon initial recognition, to designate the financial asset as measured at fair value through profit or loss, to eliminate or significantly reduce measurement or recognition inconsistencies, called "accounting mismatch". The financial instruments designated at fair value through profit or loss are to eliminate or significantly reduce an accounting mismatch, thus appraised at market value.

Financial Investments assigned as guarantees linked to short and long-term financial instruments, deposits for leasing operations and other passive operations are disclosed in Note 6.

4.4.	Trade receivables

They are initially measured at the invoiced amount, which approximate the fair value given their short-term nature, net of allowance for expected loss. In compliance with IFRS 9 – “Financial Instruments”, the allowance for expected loss on trade receivables accounts was measured through a simplified approach, using historical data, projecting the expected loss over the contractual life, by segmenting the receivables portfolio into groups that have the same receipt pattern and according to the respective maturity terms. In addition, for certain cases, the Company carries out individual analyzes to assess the receipt credit risks.

4.5.	Inventories

Inventory balances mainly include materials for maintenance and replacement of parts. Inventories are measured at the average acquisition cost plus expenses such as non-recoverable taxes and customs expenses incurred in the acquisition and transportation expenses until the current location of the items. Provisions for inventory obsolescence are recorded for those items that have no expectation of realization.

4.6.	Income tax and social contribution

4.6.1.	Current taxes

In Brazil, includes income tax (“IRPJ”) and social contribution on profit (“CSLL”), which are calculated monthly based on the taxable income, after offsetting tax losses and negative social contribution base, limited to 30% of the taxable income, applying the rate of 15% plus an additional 10% for the IRPJ and 9% for the CSLL.

4.6.2.	Deferred taxes

Deferred taxes represent credits and debits on IRPJ’s tax losses and negative CSLL bases, as well as temporary differences between the tax and accounting bases. Deferred tax and contribution assets and liabilities are classified as non-current.

A deferred tax assets is recognized only to the extent the Company’s internal studies indicate that it is probable that future taxable income will be available to realize these deferred taxes.

Deferred tax assets and liabilities are presented net if there is an enforceable legal right to offset tax liabilities against tax assets. However, for presentation purposes, if related to taxes levied by the same tax authority under the same taxable entity, the balances of tax assets and liabilities that do not meet the legal criterion of realization are disclosed separately. Deferred tax assets and liabilities were measured at the rates that are expected to be applicable in the period in which the asset is realized, or the liability is settled, based on the tax rates and legislation in force on the date of the financial statements.

Management’s projections of future taxable income are prepared based on the business plans and are reviewed and approved annually by the Company’s Board of Directors.

4.7.	Rights and obligations with derivative financial instruments

Variations in interest rates, foreign exchange rates and aviation fuel prices expose the Company and its subsidiaries to risks that may affect their financial performance. To mitigate such risks, the Company, through its subsidiaries, contracts derivative financial instruments that may or may not be designated for hedge accounting and, if designated, are classified as cash flow hedge.

Derivatives financial instruments are measured at fair value at recognition and at subsequent reporting dates.

4.7.1.	Derivative financial instruments not designated as hedge accounting

The Company may contract derivative financial instruments that are not designated for hedge accounting when the Risk Management’s purposes do not require such classification. Transactions not designated as hedge accounting have the change in their fair value accounted for directly in the financial income (expenses).

4.7.2.	Derivative instruments classified as cash flow hedge

The instruments designated as cash flow hedge have the purpose of protecting future income (expenses) from changes in interest rates, fuel prices and in foreign exchange. The actualness of the variations is estimated based on statistical methods of correlation and by the proportion between the hedge’s gains and losses and the variation of the costs and expenses protected. The actual variations in fair value are recorded in the shareholders’ equity in “Other comprehensive income”, up to the recognition of the result of the hedged object. The inefficiencies found in each reporting period are recognized in the financial income (expenses). The hedge transactions recorded in “Other comprehensive income” are net of tax effects.

4.7.3.	Derecognition and write-off of derivative financial instruments

The hedge accounting is discontinued prospectively when the Company and its subsidiaries (i) cancel the protection relationship; (ii) the derivative instrument expires or is sold, terminated or executed, (iii) when there is low predictability of realization of the hedge’s object, or (iv) when it no longer qualifies as hedge accounting. If the operation is discontinued, any gains or losses previously recognized in “Other comprehensive income” and accumulated in equity up to that date are recognized immediately in the result for the year.

4.8.	Deposits

4.8.1.	Deposits for the maintenance of aircraft and engines

Refer to payments made in US dollars to lessors for the future maintenance of aircraft and engines. The realization of these assets occurs, substantially, in the use of the deposit for payment to the workshop when the maintenance is carried out or through the receipt of financial resources, according to the negotiations carried out with the lessors. The exchange rate change of these payments is recognized as an expense or income in the financial income expenses). The Management regularly assesses the impairment of these deposits based on the eligibility of the application of such amounts in future maintenance events and believes that the figures reflected in the balance sheet are realizable.

Some of the agreements foresee that, if there are no maintenance events with the possibility of using the deposits, the deposits for this operation are not refundable. Such amounts are retained by the lessor and represent payments made according to the use of the components until the return date. Accordingly, the amounts in this category are recognized directly in the income (expenses) for the fiscal year under “Maintenance, material and repairs”, considering the regular impairment test or when the asset is returned.

4.8.2.	Court deposits

In the course of the lawsuits brought against the Company and on which the legitimacy of the claims is questioned, the Company may be required to make appeals and/or judicial deposits to continue its defense strategy. These amounts are monetarily restated, mostly by inflation indexes, and are characterized as not immediately available resources by the Company, pending a judicial decision.

4.8.3.	Deposits in guarantee and collateral for lease agreements

Deposits and guarantees are denominated in U.S. dollars and updated monthly by the foreign exchange rates. Deposits are refundable to the Company at the end of the lease agreements or offset against future obligations formalized upon return of the leased asset.

4.9.	Property, plant and equipment

Property, plant and equipment, including rotables (spare parts), are recorded at acquisition and/or construction cost. Interest and financial charges directly related to the acquisition, construction or production of a good that necessarily requires significant time to complete are capitalized as part of the cost of the corresponding asset.

Every item of the property, plant and equipment that has a significant cost in relation to the total asset is depreciated separately. The estimated economic useful life of property, plant and equipment, for purposes of depreciation, is shown in Note 13.

The estimated market price at the end of its useful life is the premise used to set the residual value of the Company’s property, plant and equipment. The residual value and useful life of the assets are reviewed annually by the Company. Any variation due to changes in the expectation of using such items results in prospective changes.

The book value of the property, plant and equipment is analyzed to verify possible impairment loss when facts or changes in circumstances indicate that the book value is greater than the estimated recoverable amount. The book value of the aircraft is annually tested for impairment, even if there are no circumstances that indicate losses.

An item of property, plant and equipment is written-off after disposal or when there are no future economic benefits resulting from the continued use of the asset. Any gains or losses on the sale or write-off of an item are established by the difference between the amount received on the sale and the book value of the asset and are recognized in the income (expenses).

Additionally, the Company adopts the following treatment for the groups below:

4.9.1.	Prepayments for aircraft acquisition

Refers to prepayments in U.S. dollars made to Boeing for the acquisition of 737-MAX aircraft. Prepayments are converted at the historical rate.

4.9.2.	Lease agreements

Lease agreements are recognized, measured, presented and disclosed in accordance with IFRS 16 – “Leases”.

The Company adopts exemptions for lessees, set forth in the standard, for short-term leases and leases of “low value” assets.

In accordance with IFRS 16 - "Leases”, determining short-term leases based on the underlying asset class associated with the right of use is permitted.

In this context, the Company utilizes this prerogative to adjust the recognition of short-term leases for non-aeronautical assets in compliance with applicable accounting standards.

4.9.2.1.	Right-of-use assets

The Company recognizes the right-of-use assets on the starting date of the lease (that is, on the date when the underlying asset is available for use). The cost of right-of-use assets includes the amount of recognized lease liabilities, initial direct costs incurred and lease payments made up to the starting date, less any lease incentives received. The initial measurement of a right-of-use asset also includes an estimate of the costs to be incurred by the Company when returning the underlying asset, restoring the underlying asset to the condition required by the lease terms and conditions. The Company incurs an obligation for these costs, either on the start date or due to using the underlying asset during the term of the contract.

After the start date, the right-of-use are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any new remeasurements of lease liabilities. Right-of-use assets are depreciated on a straight-line basis over the shortest period between the lease term and the estimated useful lives of the assets. In certain cases, if the ownership of the leased asset is transferred to the Company at the end of the lease term or if the cost represents the exercise of a call option, depreciation is calculated using the estimated useful life of the asset.

4.9.2.2.	Lease liabilities

On the lease’s start date, the Company recognizes lease payments to be made during the lease term, according to the agreement schedule, measured at the present value. Lease payments include: (i) fixed payments (including fixed payments in-substance) less any lease incentives receivable; (ii) variable lease payments that depend on an index or rate and; (iii) expected amounts to be paid under residual value guarantees.

Lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payment of fines for terminating the lease, if the lease term reflects the exercise of the option to terminate the lease by the Company.

When calculating the present value of lease payments, the Company uses its incremental loan rate on the starting date when the interest rate implied by the lease cannot be immediately determined.

Variable lease payments that do not depend on an index or rate recognized as expenses in the period in which the event or condition that generates these payments occurs.

After the start date, the value of the lease liability is increased to reflect the time elapsed and, therefore, the increase in interest and reduced for the lease payments made. In addition, the book value of lease liabilities is remeasured if there is a change in leases, considering changes in the lease term, changes in lease payments (for example, changes in future payments resulting from a change in an index or rate used to determine such lease payments) or changes in the valuation of a call option on the underlying asset.

The Company reassess the lease liability whenever certain events occur and recognizes the remeasured balance of the lease liability as an adjustment to the right-of-use asset. However, if the book value of the right-of-use asset is reduced to zero and there is a further reduction in the measured lease liability, the Company recognizes any remaining balance of the remeasured in income (expenses).

4.9.2.3.	Sale-leaseback transactions

Sale-leaseback transactions occur when the Company sells an asset and leases it back. These transactions are initially analyzed within the scope of IFRS 15 – “Revenue from Contracts with Customers” with the aim of verifying whether the performance obligation has been met, and therefore accounting for the sale of the asset.

Once this requirement has been met, the calculation to recognize the result of sale-leaseback transactions uses the fair value of the negotiated asset as a reference. For new goods, the source of information to obtain the fair value is the market price for items of a similar nature, considering the good’s conditions. If the item already belongs to Gol, the calculation for fair value intelligence is carried out using an internal methodology, based on the methodology applied in the market.

After the fair value is defined, gains or losses are initially calculated based on the difference between the fair value and the book value of the assets and subsequently adjusted according to the proportionality of the right of use transferred to the lessor (the latter being the actual value recognized in the result as income or loss).

The proportionality calculation is carried out considering the present value of the lease payments adjusted by the advances or additional financing.

4.9.3.	Capitalization of expenses with major maintenance of engines, aircraft, landing gear and APU’s (Auxiliary Power Unit)

Expenses with major maintenance events, which include replacement of parts and labor, are capitalized only when there is an extension of the estimated useful life of the corresponding asset. Such costs are capitalized and depreciated over the estimated period to be incurred until the next major maintenance or the return of the asset, whichever occurs first. Expenses incurred that do not extend the useful lives of assets are recognized directly in the statement of operations.

4.10.	Intangible assets

4.10.1.	Finite useful life

Intangible assets acquired are measured at the cost of their initial recognition. The useful life of an intangible asset is evaluated as finite or indefinite. Intangible assets generated internally, excluding development costs, are not capitalized, and the expense is reflected in the statement of operations for the fiscal year in which it was incurred.

Intangible assets with finite lives are amortized over their useful economic lives and are assessed for impairment whenever there is an indication of impairment. The amortization period and method for an intangible asset with a finite life are reviewed at least at the end of each fiscal year. The amortization of intangible assets with finite lives is recognized in the statement of operations in the expense category consistent with the useful economic life of the intangible asset.

4.10.2.	Indefinite useful life

4.10.2.1.	Goodwill for Expected Future Profitability

In this category, the amounts corresponding to the goodwill arising from business combinations carried out by the Company and its subsidiaries are recorded. The goodwill value is tested annually by comparing the book value with the recoverable value of the cash-generating unit. The Management evaluates and establishes assumptions to assess the impact of macroeconomic and operational changes, to estimate future cash flows and measure the recoverable value of assets.

4.10.2.2.	Airport operation rights (“Slots”)

In the business combination of GLA and Webjet, slots were acquired, recognized at their fair values on the acquisition date and were not amortized. The estimated useful life of these rights was considered indefinite due to several factors and considerations, including requirements and permits to operate in Brazil and the limited availability of use rights at the most important airports in terms of air traffic volume. The book value of these rights is assessed annually, based on cash-generating unit regarding its recoverable amount or in cases of changes in circumstances that indicate that the book value may not be recoverable.

4.11.	Impairment of non-financial assets

The Company annually reviews internal and external sources of information to assess events or changes in economic and technological conditions, or in operations that may indicate the devaluation of an asset or cash-generating unit.

The recoverable amount of an asset or cash-generating unit is the higher of its fair value less costs of disposal and value in use. When the book value of an asset or cash-generating unit exceeds its recoverable amount, a provision for impairment is recognized.

When estimating the value in use, estimated future cash flows are discounted to present value, using a pre-tax discount rate reflecting the weighted average cost of capital for the cash-generating unit.

For the purposes of assessing the impairment, assets are grouped at the lowest level for which there is separately identifiable cash flow (Cash-Generating Unit or CGU).

A previously recognized impairment loss is reversed, except on goodwill, only when changes occur to estimates used to calculate the asset's recoverable amount.

4.12.	Loans and financing

Loans and financing are initially recognized at fair value less any directly attributable transaction costs. After the initial recognition, these financial liabilities are measured at amortized cost using the effective interest method, except for the contracted derivatives linked to Exchangeable Senior Notes, which are measured at fair value through profit or loss.

Gains and losses are recognized in the statement of operations when the liabilities are written off. The amortized cost is calculated considering any negative discount or premium in the contract and fees or costs that are fully part of the effective interest rate method. Amortization using the effective interest rate method is included as a financial expense in the statement of operations, except when subject to capitalization.

4.13.	Suppliers and other obligations

They are initially recognized at fair value and subsequently increased, when applicable, by the corresponding charges and monetary and exchange rate changes incurred up to the closing dates of the financial statements.

4.13.1.	Suppliers - Factoring

Management carried out a negotiation with suppliers with the purpose of extending payment terms. Accordingly, the Company signed an agreement with financial institutions that allows receivables from its suppliers to be factored. Considering that the anticipation of this receipt with the financial institutions is an option of the suppliers, as well, the Company is not reimbursed and/or benefited by the financial institution with discounts for payment before the maturity date agreed with the supplier, there is no change in the degree of subordination in case of judicial execution (see Note 19).

4.14.	Advance ticket sales

Represents the Company’s obligations to provide air transportation services and other ancillary services to its clients, net of breakage revenue already recognized in the statement of operations, as detailed in Note 4.17.1.

4.15.	Provisions

Provisions are recognized when the Company has a present obligation, formalized or not, as a result of a past event, and it is probable that economic benefits will be required to settle the obligation and a reliable estimate of its value can be made.

4.15.1.	Provision for aircraft and engine return

Aircraft lease agreements regularly provide for contractual obligations establishing conditions for return. The Company makes provisions for the return costs, since these present obligations, arising from past events and which will generate future disbursements, which are measured with reasonable certainty.

The expenses initially expected basically refer to aircraft reconfiguration (interior and exterior), obtaining licenses and technical certifications, return checks, painting, among others, as established in the agreement. The estimated cost is recorded at the present value in property, plant and equipment. After initial recognition, the liability is updated according to the capital remuneration rate estimated by the Company, with a corresponding entry in income (expenses). Any changes in the estimate of expenses to be incurred are recorded prospectively.

Besides the estimated expenses for aircraft reconfiguration, the lease agreements include requirements for aircraft components conditions to be observed when returning the aircraft. This provision depends on the actual use of the aircraft and engines, maintenance events during the contractual period, among others, and, it is recorded from the moment the Company has the necessary elements to reliably estimate the expenses to be incurred, considering the period they become a present obligation due to the condition of the engines and components. The Company estimates the provision to return the aircraft and engines at present value when the effect of the time value of money is relevant, based on the end of the lease agreement, when the disbursement will be necessary.

4.15.2.	Provision for tax, fiscal and labor risks

The Company is a party to a number of judicial and administrative proceedings, mainly in Brazil, whose assessments of the likelihood of loss include an analysis of the available evidence, the hierarchy of laws, the available jurisprudence, the most recent court decisions, and their relevance in the legal system, as well as the assessment of external lawyers.

The Company classifies the risk of loss in legal proceedings as probable, possible, or remote. The provision recorded in relation to such lawsuits is set by the Company's Management, based on the analysis of its legal counsel, and reasonably reflects the estimated probable losses. If the Company has lawsuits whose values are not known or reasonably estimated, but the likelihood of loss is probable, these will not be recorded, but their nature will be disclosed.

Provisions are reviewed and adjusted to reflect changes in circumstances, such as the applicable statute of limitations, conclusions of tax inspections, or additional exposures identified based on new matters or court decisions.

4.16.	Post-employment benefits

The Company recognizes actuarial assets and liabilities related to the health care plan benefits offered to its employees in accordance with IAS 19 – “Employee Benefits”. Actuarial gains and losses are recognized in other comprehensive income (expenses) based on the actuarial report prepared by independent experts, while the benefits paid directly by the Company, the cost of current service and the cost of interest are recognized in the income (expense) for the fiscal year.

4.17.	Recognition of revenue

4.17.1.	Revenue from passengers, cargo and ancillary services

Passenger revenue is recognized when air transportation is actually provided. Tickets sold but not yet used are recorded in the item of advance from ticket sales, representing deferred revenue from tickets sold to passengers to be transported at a future date, net of the estimated breakage revenue.

Breakage revenue calculates, on a historical basis, tickets issued that will expire due to non-use, that is, passengers who have purchased tickets and are highly likely not to use them. The calculations are reviewed at least once a year to reflect and capture changes in customer behavior in relation to ticket expiration. It should be noted that future events can significantly change the profile of customers and their historical pattern.

Revenues from cargo shipments are recognized when performance obligations are met.

Other revenues that include charter services, on-board sales services, flight rebooking fees, baggage drop-off, and other additional services are recognized along with the primary passenger transportation obligation.

4.17.2.	Mileage revenue

The Smiles Program has the purpose to build customer loyalty by granting mileage credits to participants. The obligation generated by issuing miles is measured based on the price at which the miles were sold to Smiles’ air and non-air partners, considered as the fair value of the transaction.

The revenue from the mileage program with air products and services, which are offered by the entity itself, is recognized at the time of transportation, as the entity's performance obligation becomes exclusively the air transportation and related services, with GLA being the entity that controls the specified service before it is transferred to the customer. For exchanges of awards with services and products not linked to the entity of the same economic group, the performance obligation is fulfilled at the time of redemption of miles by the participants of the Smiles program.

As a result of its characteristics, the miles program also provides the possibility of recognizing a breakage revenue. The Company calculates the breakage estimate through the probability of miles that have a high expiration potential to their non-use, considering the behavioral history of Smiles Program’s members.

It should be noted that future events can significantly change the profile of customers and their historical pattern of redemption of miles. Such changes may lead to significant changes in the balance of deferred revenue, as well as in the recognition of breakage revenue reviewed annually.

4.17.3.	Adoption of hedge accounting to protect future revenues with passengers and ancillary services

In the regular course of its operations, the Company has recurring sales in U.S. dollars (“US$”), mainly as a result of international routes in South, Central, and North America. On August 1, 2019, Management has adopted the cash flow hedge accounting as a way to reduce the volatility for these future foreign currency revenues, which are considered highly probable, as provided for and stated in Paragraph 6.3.1 of IFRS 9 – “Financial Instruments”, using as hedge instruments the lease agreements recorded as a debt due to the adoption of IFRS 16 – “Leases”.

With the adoption of hedge accounting, the foreign exchange gains and losses arising from the lease agreements (hedge instrument) will be accumulated in shareholders’ equity, “Adjustments to equity valuation”, appropriated to the Company’s income (expenses) upon the realization of the revenues from sales in US$.

Hedge accounting derives from the natural hedge of the Company’s operations, portrayed by cash flow (revenues and amortization of debt in US$) and does not represent an increase in financial costs, enabling partial elimination of currency volatility from the Company's results. The final equity position is not affected by the adoption of this accounting practice.

The elements of hedge accounting are: (1) hedged: highly probable sales revenue in US$; (2) hedge instrument: lease contracts linked to the US$; (3) amount designated: 60 months of highly probable revenues, totaling a notional amount of US$903,102 at the initial adoption; (4) nature of the hedged risk: exchange rate change; (5) specification of the hedged risk: USD/BRL spot exchange rate change; (6) type of hedge: cash flow.

4.18.	Share-based compensation

4.18.1.	Stock options

The Company offers stock option plans to its executives. The Company recognizes as an expense in the statement of operations, on a straight-line basis, the fair value of the options or shares, calculated on the grant date by the Black-Scholes method, during the period of service required by the plan, as a corresponding entry to the shareholders’ equity. The accumulated expense recognized reflects the Company’s best estimate of the number of shares that will be vested. The expense or revenue from the movement occurred during the fiscal year is recognized in the statement of operations.

The effect of outstanding options is reflected as an additional dilution in the calculation of diluted earnings per share, when applicable.

4.18.2.	Restricted shares

The Company can also offer to its executives a plan to transfer restricted shares, taking place at the end of stipulated deadline from the grant date, as set forth in each program’s plan, provided that the beneficiary has held his/her employment relationship during this period. Such transfer occurs preferably through shares held in treasury.

The impact of any revision of the number of restricted shares that will not be acquired in relation to the original estimates, if any, is recognized in the income (expenses) for the fiscal year, in such a way that the accumulated expense reflects the revised estimates with the corresponding adjustment in the shareholders’ equity.

4.19.	Profit-sharing for employees and members of Management

The Company’s employees are entitled to profit sharing based on certain goals agreed upon annually, while administrators are entitled based on statutory provisions proposed by the Board of Directors and approved by the shareholders. The amount of profit sharing is recognized in the statement of operations for the period in which the goals are achieved.

4.20.	Financial results

Include interest revenues on amounts invested, exchange rate changes on assets and liabilities, changes in the fair value of financial assets measured at fair value through profit or loss, gains and losses on hedge instruments that are recognized in the income (expenses), interest on loans and financing, commissions and bank charges, among others. Interest revenues and expenses are recognized in the statement of operations using the effective interest method.

4.21.	Earnings (loss) per share

Basic earnings per share are calculated by dividing the net income for the fiscal year attributed to the Company’s controlling shareholders by the weighted average number of all classes of shares outstanding during the year.

Diluted earnings (loss) per share are calculated by adjusting the weighted average number of shares outstanding by instruments potentially convertible into shares unless these adjustments are not dilutive.

Although there are differences between common and preferred shares in terms of voting rights and preference in case of liquidation, the Company’s preferred shares do not grant the right to receive fixed dividends. Preferred shares have the economic power and the right to receive dividends 35 times greater than common shares. Accordingly, the Company considers that the economic power of preferred shares is greater than that of common shares. Therefore, the result for the fiscal year attributed to the controlling shareholders is allocated proportionally in relation to the total economic participation of the amount of common and preferred shares.

4.22.	Information by segment

An operating segment is a component of the Company that engages in business activities to generate revenues and incur expenses. Operating segments reflect how the Company's management reviews financial information for decision-making purposes.

The Company conducts quantitative and qualitative analyses as required by the current pronouncements.

The Company regularly manages its business and makes resource allocation decisions considering the existence of only one operating segment, air transportation.

The operations of this segment primarily originate from the subsidiary GLA, providing passenger air transportation services, with the main revenue-generating assets being its aircraft. Other segment revenues mainly come from cargo operations, loyalty programs, third-party aircraft maintenance, among others.

The table below shows the quantitative analysis of the total gross revenue of the air transportation segment by revenue line:

Parameters	2023	2022
Quantitative
Passenger transportation	91.1%	92.6%
Others	8.9%	7.4%

4.23.	Transactions in foreign currency

Foreign currency transactions are recorded at the exchange rate prevailing on the date on which the transactions take place. Monetary assets and liabilities designated in foreign currency are calculated based on the exchange rate on the balance sheet date. Any difference resulting from the translation of currencies is recorded under the item “Monetary and foreign exchange rate variation, net” in the statement of operations.

The exchange rate changes in reais in effect on the base date of these consolidated financial statements are as follows:

	Final Rate		Average Rate
	2023	2022	2023	2022
U.S. Dollar	4.8413	5.2177	4.9959	5.1630
Argentinian Peso	0.0060	0.0295	0.0192	0.0406

4.24.	New accounting standards and pronouncements adopted in the current year

The standards listed below have become valid for annual periods beginning on or after January 1, 2023.

4.24.1.	Amendments to IAS 8: Definition of Accounting Estimates

The amendments to IAS 8 (Accounting Policies, Changes in Accounting Estimates and Errors) clarify the distinction between changes in accounting estimates, changes in accounting policies, and correction of errors. They also clarify how entities use measurement techniques and inputs to develop accounting estimates.

These changes had no impact on the financial statements of the Company.

4.24.2.	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

The amendments to IAS 1 (Presentation of Financial Statements) and IFRS Practice Statement 2 provide guidance and examples to assist entities in applying materiality judgments to disclosures of accounting policies. The changes aim to help entities provide more useful disclosures of accounting policies, replacing the requirement for entities to disclose their "significant" accounting policies with a requirement to disclose their "material" accounting policies, Additionally, guidance is added on how entities apply the concept of materiality when making decisions about disclosures of accounting policies.

The amendments impacted the accounting policy disclosures of the Company but not the measurement, recognition, or presentation of items in the Company's financial statements.

4.24.3.	Deferred Taxes related to Assets and Liabilities Arising from a Single Transaction (Amendments to IAS 12)

The amendments to IAS 12 Income Tax narrow the scope of the initial recognition exemption, so it no longer applies to transactions generating equal taxable and deductible temporary differences, such as leases and decommissioning liabilities.

These changes had no impact on the financial statements of the Company.

4.25.	Main accounting estimates and assumptions used

As disclosed in note 2, Management has made judgments that have a significant effect on the amounts recognized in the financial statements, as follows:

•	estimated losses on doubtful receivables (Note 7);
•	analysis of recoverability of maintenance deposits (Note 9);
•	annual analysis of the recoverable value of deferred taxes (Note 12);
•	useful life of the fixed assets and intangible assets with defined useful life (Notes 13 and 14);
•	analysis of the recoverable value of goodwill and slots (Note 14);
•	revenue from breakage of tickets and miles (Note 22 and 23);
•	provision for aircraft and engine returns (Note 24);
•	provision for post-employment benefits (Note 24);
•	provision for tax, civil and labor risks (Note 24);
•	share-based compensation transactions (Note 27);
•	rights and obligations with derivative operations (Note 32); and
•	fair value of financial instruments (Note 32).

The Company continuously reviews the assumptions used in its accounting estimates. The effect of the revisions to the accounting estimates in recognized in the financial statements in the period in which such revision is made.

4.26.	New accounting standards and pronouncements not yet adopted

4.26.1.	Amendment to IAS 7: Statement of Cash Flows and IFRS 7: Financial Instruments

On May 2023, the IASB issued amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures to clarify the characteristics of supplier finance arrangements and require additional disclosure of these contracts. The aim is to assist financial statement users in understanding the effects of supplier finance agreements on an entity's liabilities, cash flows, and liquidity risk exposure. The amendments will be effective for annual reporting periods beginning on or after January 1, 2024.

It is not expected that these changes will have a significant impact on the Company's financial statements.

4.26.2.	Amendments to IFRS 16: Lease Liability in a Sale and Leaseback

In September 2022, the IASB issued amendments to IFRS 16 (Leases) to specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains. The amendments are effective for annual reporting periods beginning on or after 1 January 2024 and must applied retrospectively to sale and leaseback transactions entered into after the date of initial application of IFRS 16. Earlier application is permitted and that fact must be disclosed. The amendments are not expected to have a material impact on the Group’s financial statements.

4.26.3.	Amendments to IAS 1: Classification of Liabilities as Current or Non-current

In January 2020 and October 2022, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 (Presentation of financial statements) to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

• What is meant by a right to defer settlement.

• That a right to defer must exist at the end of the reporting period.

• That classification is unaffected by the likelihood that an entity will exercise its deferral right.

• That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

In addition, a requirement has been introduced to require disclosure when a liability arising from a loan agreement is classified as non-current and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months. The amendments are effective for annual reporting periods beginning on or after 1 January 20243 and must be applied retrospectively. The Group is currently assessing the impact the amendments will have on current practice and whether existing loan agreements may require renegotiation.